LAND USE RIGHTS, NET - Land use rights amortized (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LAND USE RIGHTS, NET.
Cost	¥ 664,272		¥ 664,272
Accumulated amortization	(75,426)		(61,769)
Land use rights, net	¥ 588,846	$ 83,910	¥ 602,503